CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Purchase Price Adjustment to Be Settled in Shares [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2018		$ 1,983	$ 78,680	$ (20,604)	$ 129,580	$ (25,146)	$ (10,800)	$ 6,507	$ 160,200
Balance, shares at Dec. 31, 2018		23,476
Changes during period:
Treasury shares return	[1]					(10,800)	10,800
Net income					6,889			878	7,767
Other comprehensive loss				(5,261)				424	(4,837)
Dividend paid to non-controlling interests								(1,225)	(1,225)
Dividend paid					(14,940)				(14,940)
Dividend declared					(5,050)				(5,050)
Purchase of treasury shares	[2]					$ (6,001)			(6,001)
Balance at Dec. 31, 2019		$ 1,983	78,680	(25,865)	116,479	(41,947)		6,584	135,914
Balance, shares at Dec. 31, 2019		23,476
Changes during period:
Net income					16,123			1,218	17,341
Other comprehensive loss				(12,967)				49	(12,918)
Dividend paid to non-controlling interests								(1,461)	(1,461)
Dividend paid					(4,918)				(4,918)
Dividend declared to non-controlling interests								(3,363)	(3,363)
Purchase of subsidiary shares from non-controlling interests			(430)					(320)	(750)
Stock-based compensation in a subsidiary company			54						54
Balance at Dec. 31, 2020		$ 1,983	78,304	(38,832)	127,684	(41,947)		2,707	$ 129,899
Balance, shares at Dec. 31, 2020		23,476							23,475,431
Changes during period:
Net income					34,256			2,756	$ 37,012
Other comprehensive loss				(3,056)				121	(2,935)
Dividend paid to non-controlling interests								(241)	(241)
Dividend paid					(15,809)				(15,809)
Dividend declared					(2,872)				(2,872)
Purchase of treasury shares	[3]					(7,281)			(7,281)
Stock-based compensation in a subsidiary company			30						30
Balance at Dec. 31, 2021		$ 1,983	$ 78,334	$ (41,888)	$ 143,259	$ (49,228)		$ 5,343	$ 137,803
Balance, shares at Dec. 31, 2021		23,476							23,475,431

[1]	See Note 3
[2]	See Note 14A5
[3]	See Note 13A6